                                [GRAPHIC OMITTED]

     LIBERTY NEWPORT
       EUROPE FUND

    SEMIANNUAL REPORT
   FEBRUARY 28, 2002





                       LESS MAIL CAN BE IN YOUR FUTURE...

                               LIBERTY EDELIVERY.

FOR MORE INFORMATION ABOUT RECEIVING YOUR SHAREHOLDER REPORTS ELECTRONICALLY, CALL US AT 800-345-6611. TO SIGN UP FOR EDELIVERY, VISIT US ONLINE AT WWW.LIBERTYFUNDS.COM

                                [GRAPHIC OMITTED]

     LIBERTY NEWPORT
       EUROPE FUND

    SEMIANNUAL REPORT
   FEBRUARY 28, 2002





                       LESS MAIL CAN BE IN YOUR FUTURE...

                               LIBERTY EDELIVERY.

              TO SIGN UP FOR EDELIVERY, GO TO WWW.ICSDELIVERY.COM

President's Message



(Photo of: Keith T. Banks)

Dear Shareholder:

The September 11 terrorist attacks on the United States, combined with a global economic slowdown, created an environment of uncertainty for markets and economies around the world. Sluggish growth during the period undermined investor confidence and limited prospects for companies throughout Europe.

However, the latest news from Europe has been upbeat. Although European stock markets overall suffered greater declines than the US markets, in many cases valuations today are more attractive. We continue to believe that the international equity markets will provide opportunities and valuable diversification over the long haul. As such, we encourage you to stay the course with your investment and keep focused on the long term.

As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial Corporation was completed in November 2001. Be assured that this transaction has had no impact on your investment. Although the ownership of the fund's investment advisor has changed, it continues to be guided by the same investment principles that attracted you to the fund in the first place. In the following pages, your portfolio managers discuss specific market factors and the performance of the fund in greater detail.

Sincerely,


/s/ Keith T. Banks
Keith T. Banks
President
Liberty Funds

MEET THE PRESIDENT

Keith T. Banks is chief investment officer and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Newport Fund Management, Inc.

Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management, where he was managing director and head of US equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US equity research and global head of research.

Net asset value per share on 2/28/02 ($)
       Class A           8.54
       Class B           8.39
       Class C           8.39
       Class Z           8.28

------------------------------
Not FDIC       May Lose Value
Insured        --------------
             No Bank Guarantee
------------------------------

As economic and market conditions change frequently, there can be no assurance that trends described in this report will continue or come to pass.

Performance Information

Value of a $10,000 investment
11/8/99 -- 2/28/02

Performance of a $10,000 investment
11/8/99 -- 2/28/02 ($)
                             with
            without sales    sales
               charge        charge
-----------------------------------
Class A         8,267        7,792
-----------------------------------
Class B         8,122        7,878
-----------------------------------
Class C         8,122        8,122
-----------------------------------
Class Z         8,015         n/a
-----------------------------------

[GRAPHIC OMITTED]

                        CLASS A SHARES WITHOUT SALES CHARGE [ ]
                        CLASS A SHARES WITH SALES CHARGE    [ ]
                        MSCI EUROPE INDEX                   [ ]

                               CLASS A SHARES         CLASS A SHARES
                               WITHOUT SALES CHARGE   WITH SALES CHARGE   MSCI EUROPE INDEX
                                   $ 10,000               $  9,425            $ 10,000
11/09/1999 - 11/30/1999              10,707                 10,091              10,270
12/01/1999 - 12/31/1999              12,527                 11,807              11,323
01/01/2000 - 01/31/2000              11,733                 11,058              10,517
02/01/2000 - 02/29/2000              13,621                 12,838              11,064
03/01/2000 - 03/31/2000              12,933                 12,189              11,331
04/01/2000 - 04/30/2000              12,197                 11,496              10,831
05/01/2000 - 05/31/2000              11,887                 11,204              10,743
06/01/2000 - 06/30/2000              11,771                 11,094              10,974
07/01/2000 - 07/31/2000              11,877                 11,194              10,798
08/01/2000 - 08/31/2000              11,867                 11,185              10,671
09/01/2000 - 09/30/2000              11,490                 10,829              10,171
10/01/2000 - 10/31/2000              11,151                 10,510              10,094
11/01/2000 - 11/30/2000              10,628                 10,017               9,703
12/01/2000 - 12/31/2000              11,373                 10,719              10,372
01/01/2001 - 01/31/2001              10,948                 10,318              10,377
02/01/2001 - 02/28/2001              10,116                  9,534               9,466
03/01/2001 - 03/31/2001               9,128                  8,603               8,760
04/01/2001 - 04/30/2001               9,564                  9,014               9,383
05/01/2001 - 05/31/2001               9,195                  8,667               8,925
06/01/2001 - 06/30/2001               9,089                  8,566               8,587
07/01/2001 - 07/31/2001               9,021                  8,502               8,609
08/01/2001 - 08/31/2001               9,108                  8,584               8,385
09/01/2001 - 09/30/2001               8,324                  7,845               7,548
10/01/2001 - 10/31/2001               8,305                  7,827               7,788
11/01/2001 - 11/30/2001               8,469                  7,982               8,100
12/01/2001 - 12/31/2001               8,663                  8,165               8,308
01/01/2002 - 01/31/2002               8,237                  7,763               7,873
02/01/2002 - 02/28/2002               8,267                  7,792               7,872

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Morgan Stanley Capital International (MSCI) Europe Index is a broad-based, unmanaged index that tracks the performance of European stocks. Unlike the fund, indexes are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Index performance is from October 31, 1999.

Average annual total return as of 2/28/02 (%)

Share class                         A                         B                         C                   Z
Inception                        11/8/99                   11/8/99                   11/8/99             11/8/99
-----------------------------------------------------------------------------------------------------------------
                          without        with       without        with       without        with        without
                           sales        sales        sales        sales        sales        sales         sales
                           charge       charge       charge       charge       charge       charge       charge
-----------------------------------------------------------------------------------------------------------------
6-month (cumulative)        -9.25        -14.46       -9.49        -14.02       -9.59        -10.49        -8.91
-----------------------------------------------------------------------------------------------------------------
1-year                     -18.28        -22.98      -18.86        -22.92      -18.94        -19.75       -17.94
-----------------------------------------------------------------------------------------------------------------
Life                        -7.89        -10.22       -8.59         -9.79       -8.59         -8.59        -9.11
-----------------------------------------------------------------------------------------------------------------




Average annual total return as of 12/31/01 (%)

Share class                         A                        B                        C                   Z
-----------------------------------------------------------------------------------------------------------------
                          without        with       without       with       without       with        without
                           sales        sales        sales        sales       sales        sales        sales
                           charge       charge       charge      charge       charge      charge       charge
-----------------------------------------------------------------------------------------------------------------
6-month (cumulative)        -4.69        -10.17       -5.07        -9.82       -5.17        -6.12        -4.30
-----------------------------------------------------------------------------------------------------------------
1-year                     -23.83        -28.21      -24.40       -28.18      -24.53       -25.28       -23.52
-----------------------------------------------------------------------------------------------------------------
Life                        -6.44         -8.98       -7.17        -8.48       -7.17        -7.17        -7.76
-----------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Top 10 holdings as of 2/28/02 (%)

Schering AG                4.1
Diageo                     3.8
Smith & Nephew             3.7
Autostrade S.p.A.          3.5
BP                         3.3
Royal Bank of Scotland     3.3
Ryanair Holdings           3.3
Vodafone Group             3.1
Capita Group               3.1
Atlanta AG                 3.0

Portfolio holding breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to hold these securities in the future.


Top 5 countries as of 2/28/02 (%)

United Kingdom     34.7
France             17.4
Germany            14.5
Italy               7.4
Ireland             6.9

Country breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to invest in these countries in the future.


Bought
--------------------------------------------------------------------------------
TANDBERG (2.3% of net assets) This Norwegian- based manufacturer of videoconferencing equipment has the second-largest market share after Polycom. Tandberg, a well-focused company, has been increasing both its sales and its operating margins. We believe that the decline in air travel following the September 11 tragedy could result in even stronger growth for the videoconferencing sector.

Sold
--------------------------------------------------------------------------------
ING GROUP We became concerned over this Dutch-based bank/insurance company's expansion plan in the United States, where losses have continued to rise. In addition, the company's restructuring plans appear to have lost momentum.


Portfolio Managers' Report

Fund performance weak during challenging times

The six-month period that ended February 28, 2002 will be remembered primarily for the terrorist attacks that struck the United States on September 11, 2001. This tragedy had the immediate effect of speeding up the price correction that was already taking place in European stock markets. Although markets in Europe and elsewhere staged a recovery from the selling wave of the fall, the MSCI Europe Index finished down 6.11% for the six months. The fund's performance was negative 9.25% for the same period (class A without sales charge). This underperformance arose because the fund was underweighted with respect to the more economically sensitive sectors of the European economy, such as basic materials and transportation. These sectors staged a strong rebound in the first two months of 2002.

Changes in industry concentrations

We increased the fund's holdings in the information technology (IT) and telecommunication services sectors in response to market movements. Share prices in both sectors had come down rapidly during the fall of 2001, at which point their valuations became attractive relative to future growth prospects. As of February 28, 2002, the fund had 14.0% of net assets in the IT sector and 9.3% of net assets in the telecommunication services sector1. These figures compare to the fund's benchmark weightings of 6.0% and 8.7%, respectively.

The fund remains overweighted in both the health care and consumer staples sectors, with these two sectors accounting for 22.5% and 15.8% of net assets, respectively. We continue to be enthusiastic about the prospects for these areas of the market.



----------------
1 Sectors are disclosed as of February 28, 2002, and are subject to change.

Sticking with leaders

As the period closed, many questions about the prospects for a global rebound remained unanswered: Will the US consumer be able to keep spending and thereby help the US economy (the global engine of growth) to keep growing? To what extent will capital expenditures by corporations approach the heady levels of the late 1990s? What will the value of the European currency, the euro, be against the US dollar in a year's time?

It is possible to make many educated guesses on these topics. But history has taught us that a more important ingredient of long-term investment success has been the ability to focus on quality companies. As we have discussed in prior reports, we look for companies that are leaders in their fields, companies that are likely to perform well relative to their peers irrespective of either the macroeconomic climate or the near-term direction of the stock market. This is the approach we have followed with the Liberty Newport Europe Fund, and we continue to believe there are many attractive, quality companies in Europe.


/s/ Charles R. Roberts
Charles R. Roberts


/s/ Deborah F. Snee
Deborah F. Snee


Charles R. Roberts and Deborah F. Snee are portfolio managers of the Liberty Newport Europe Fund. Charles Roberts is a managing director of Newport Fund Management, Inc. Charles leads the management team with 29 years of experience in international equity management. Deborah Snee, a vice president, spent five years at Sit/Kim International as an emerging markets analyst before joining Newport.

As of March 31, 2002, Michael Ellis no longer co-managed the fund. Charles Roberts and Deborah Snee will continue to manage the fund as co-portfolio managers.


Top 5 Sectors as of 2/28/02 (%)

Health care                   22.5
Consumer staples              15.8
Financials                    15.3
Information technology        14.0
Industrials                   13.6


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.



International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single region poses additional risks due to limited diversification.

Investment Portfolio

February 28, 2002 (Unaudited)


COMMON STOCKS - 100.8%                                                    SHARES          VALUE
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.1%
HOTELS, RESTAURANTS & LEISURE -- 2.1%
RESTAURANTS -- 2.1%
Compass Group PLC                                                          21,862       $  150,219
                                                                                        ----------
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 15.8%
FOOD & DRUG RETAILING -- 0.9%
FOOD RETAIL -- 0.9%
Tesco PLC                                                                  18,190           64,942
                                                                                        ----------
FOOD, BEVERAGES & TOBACCO -- 11.0%
BREWERS -- 1.8%
Heineken N.V.                                                               3,112          127,332
                                                                                        ----------
DISTILLERS & VINTNERS -- 3.8%
Diageo PLC                                                                 22,923          272,800
                                                                                        ----------
PACKAGED FOODS -- 5.4%
Reckitt Benckiser PLC                                                       8,900          143,807
Nestle SA                                                                     560          124,192
Unilever PLC                                                               14,400          120,265
                                                                                        ----------
                                                                                           388,264
                                                                                        ----------
HOUSEHOLD PRODUCTS -- 3.9%
PERSONAL PRODUCTS -- 3.9%
L'Oreal SA                                                                  1,400           98,290
Wella AG                                                                    3,600          181,426
                                                                                        ----------
                                                                                           279,716
                                                                                        ----------
--------------------------------------------------------------------------------------------------
ENERGY -- 6.6%
INTEGRATED OIL & GAS -- 5.6%
BP PLC (a)                                                                 28,900          240,137
TotalFinaElf SA                                                             1,100          162,389
                                                                                        ----------
                                                                                           402,526
                                                                                        ----------
OIL & GAS EQUIPMENT & SERVICES -- 1.0%
L'Air Liquide SA                                                              500           70,946
                                                                                        ----------
--------------------------------------------------------------------------------------------------
FINANCIALS -- 15.3%
BANKS -- 6.7%
Anglo Irish Bank Corp. PLC                                                 18,600           79,191
Banca Fideuram S.p.A.                                                       8,256           55,739
Banco de Santander SA                                                      13,453          107,775
Royal Bank of Scotland Group PLC                                            9,657          239,838
                                                                                        ----------
                                                                                           482,543
                                                                                        ----------
DIVERSIFIED FINANCIAL SERVICES -- 4.5%
Bank of Ireland                                                            16,800          163,492
Irish Life & Permanent PLC                                                  9,200          102,322
Marschollek, Lautenschaeger und
   Partner AG                                                               1,100           56,946
                                                                                        ----------
                                                                                           322,760
                                                                                        ----------
INSURANCE -- 4.1%
LIFE & HEALTH INSURANCE -- 1.1%
Aegon N.V.                                                                  3,689       $   80,647
                                                                                        ----------
MULTI-LINE INSURANCE -- 1.5%
Allianz AG                                                                    482          108,388
                                                                                        ----------
REINSURANCE -- 1.5%
Muenchener Rueckversicherungs-
   Gesellschaft AG, Registered Shares                                         453          110,802
                                                                                        ----------
--------------------------------------------------------------------------------------------------
HEALTH CARE -- 22.5%
HEALTH CARE SUPPLIES -- 3.7%
Smith & Nephew PLC                                                         43,100          263,922
                                                                                        ----------
PHARMACEUTICALS & BIOTECHNOLOGY -- 18.8%
Altana AG                                                                   4,313          216,609
Aventis SA                                                                  2,500          186,270
GlaxoSmithKline PLC, ADR                                                    3,775          184,786
Sanofi-Synthelabo SA                                                        3,012          198,640
Schering AG                                                                 4,931          296,062
Serono SA, Class B (a)                                                        232          176,012
UCB SA                                                                      2,265           91,220
                                                                                        ----------
                                                                                         1,349,599
                                                                                        ----------
--------------------------------------------------------------------------------------------------
INDUSTRIALS -- 13.6%
COMMERCIAL SERVICES & SUPPLIES -- 3.1%
EMPLOYMENT SERVICES -- 3.1%
Capita Group PLC                                                           34,200          221,478
                                                                                        ----------
TRANSPORTATION -- 10.5%
AIR FREIGHT & COURIERS -- 2.2%
TPG N.V.                                                                    7,500          154,968
                                                                                        ----------
AIRLINES -- 3.3%
Ryanair Holdings PLC (a)                                                   39,200          236,723
                                                                                        ----------
AIRPORT SERVICES -- 1.5%
British Airport Authority PLC                                              12,400          112,170
                                                                                        ----------
HIGHWAY & RAIL INFRASTRUCTURE -- 3.5%
Autostrade S.p.A.                                                          34,300          250,943
                                                                                        ----------
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-- 14.0%
SOFTWARE & SERVICES -- 6.8%
APPLICATION SOFTWARE -- 4.9%
Dassault Systems SA                                                         3,500          161,637
Misys PLC                                                                  29,500          109,083
SAP AG                                                                        578           79,351
                                                                                        ----------
                                                                                           350,071
                                                                                        ----------

See notes to investment portfolio.

February 28, 2002 (Unaudited)


COMMON STOCKS (CONTINUED)                        SHARES          VALUE
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
INFORMATION TECHNOLOGY CONSULTING
  & SERVICES -- 1.9%
Altran Technologies SA                             1,632       $   77,851
Logica PLC                                        11,007           59,882
                                                               ----------
                                                                  137,733
                                                               ----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 7.2%
SEMICONDUCTORS -- 4.0%
ASML Holding N.V.                                  4,100           84,431
STMicroelectronics N.V.                            6,704          199,626
                                                               ----------
                                                                  284,057
                                                               ----------
TELECOMMUNICATIONS EQUIPMENT -- 3.2%
Nokia Oyj                                          3,150           66,154
Tandberg ASA (a)                                  14,100          163,526
                                                               ----------
                                                                  229,680
                                                               ----------
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 9.3%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.5%
INTEGRATED TELECOMMUNICATION SERVICES -- 4.5%
Orange SA (a)                                     17,500          102,791
Sonera Oyj (a)                                    29,500          137,134
Telefonica SA, ADR                                 2,417           84,827
                                                               ----------
                                                                  324,752
                                                               ----------
WIRELESS TELECOMMUNICATION SERVICES -- 4.8%
Telecom Italia Mobile S.p.A                       24,874          117,575
Vodafone Group PLC                               116,679          224,649
                                                               ----------
                                                                  342,224
                                                               ----------
-------------------------------------------------------------------------
UTILITIES -- 1.6%
GAS UTILITIES -- 1.6%
Italgas S.p.A.                                    12,000          113,652
                                                               ----------
MULTI-UTILITIES -- 0.0%
Vivendi Environnement                              2,200              765
                                                               ----------
TOTAL COMMON STOCKS
   (cost of $7,658,609)(b)                                      7,234,622
                                                               ----------
OTHER ASSETS & LIABILITIES, NET -- (0.8)%                         (59,007)
-------------------------------------------------------------------------
NET ASSETS -- 100.0%                                           $7,175,615
                                                               ----------

NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.

(b) Cost for both financial statement and federal income tax purposes is the same.


                                       % OF TOTAL
SUMMARY OF SECURITIES                    COMMON
BY COUNTRY                  VALUE        STOCKS
----------                  -----        ------
United Kingdom          $2,487,169        34.3%
France                   1,259,205        17.4
Germany                  1,049,584        14.5
Italy                      537,909         7.4
Ireland                    502,537         6.9
Netherlands                447,378         6.2
Switzerland                300,204         4.2
Finland                    203,288         2.8
Spain                      192,602         2.7
Norway                     163,526         2.3
Belgium                     91,220         1.3
                        ----------       -----
                        $7,234,622       100.0%
                        ----------       -----

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


   Acronym                 Name
-------------   -----------------------------
     ADR         American Depositary Receipt



See notes to financial statements.

Statement of Assets & Liabilities

February 28, 2002 (Unaudited)

ASSETS:
Investments, at cost                         $ 7,658,609
                                             -----------
Investments, at value                        $ 7,234,622
Foreign currency (cost of $54,932)                54,668
Receivable for:
   Investments sold                              111,296
   Dividends                                      15,372
   Expense reimbursement due from
     Advisor/Administrator                        11,127
Deferred Trustees' compensation plan               1,058
Other assets                                       3,837
                                             -----------
     Total Assets                              7,431,980
                                             -----------
LIABILITIES:
Payable to custodian bank                          8,988
Payable for:
   Investments purchased                         220,633
   Management fee                                  3,941
   Administration fee                              1,479
   Transfer agent fee                              2,089
   Bookkeeping fee                                   995
   Trustees' fee                                     298
   Custody fee                                     6,601
Deferred Trustees' fee                             1,058
Other liabilities                                 10,283
                                             -----------
     Total Liabilities                           256,365
                                             -----------
NET ASSETS                                   $ 7,175,615
                                             -----------
COMPOSITION OF NET ASSETS:
Paid-in capital                              $10,276,799
Accumulated net investment loss                  (47,284)
Accumulated net realized loss                 (2,629,715)
Net unrealized depreciation on:
   Investments                                  (423,987)
   Foreign currency translations                    (198)
                                             -----------
NET ASSETS                                   $ 7,175,615
                                             -----------
CLASS A:
Net assets                                   $ 5,208,778
Shares outstanding                               610,007
                                             -----------
Net asset value and redemption price
   per share                                 $      8.54(a)
                                             -----------
Maximum offering price per share
($8.54/0.9425)                               $      9.06(b)
                                             -----------
CLASS B:
Net assets                                   $ 1,703,874
Shares outstanding                               203,193
                                             -----------
Net asset value, offering and redemption
   price per share                           $      8.39(a)
                                             -----------
CLASS C:
Net assets                                   $   249,641
Shares outstanding                                29,749
                                             -----------
Net asset value, offering and redemption
   price per share                           $      8.39(a)
                                             -----------
CLASS Z:
Net assets                                   $    13,322
Shares outstanding                                 1,608
                                             -----------
Net asset value, offering and redemption
   price per share                           $      8.28
                                             -----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

Statement of Operations

For the Six Months Ended February 28, 2002 (Unaudited)



INVESTMENT INCOME:
Dividends                              $  30,114
Interest                                   2,906
                                       ---------
   Total Investment Income
     (net of foreign taxes
     withheld of $3,394)                  33,020
EXPENSES:
Management fee                            26,385
Administration fee                         9,495
Distribution fee:
   Class A                                 5,376
   Class B                                 6,709
   Class C                                 1,011
Service fee:
   Class A                                 6,682
   Class B                                 2,237
   Class C                                   337
Bookkeeping fee                            5,162
Transfer agent fee                        12,533
Trustees' fee                              1,788
Audit fee                                  6,706
Custody fee                               13,550
Registration fee                          28,310
Other expenses                            13,717
                                       ---------
   Total Expenses                        139,998
Fees and expenses waived by
   Advisor/Administrator                 (61,009)
Fees waived by Distributor --
   Class A                                (5,376)
Custody earnings credit                       (4)
                                       ---------
   Net Expenses                           73,609
                                       ---------
Net Investment Loss                      (40,589)
                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                          (561,331)
   Foreign currency transactions          (1,800)
                                       ---------
     Net realized loss                  (563,131)
                                       ---------
Net change in unrealized
   appreciation/depreciation on:
   Investments                           (99,067)
   Foreign currency translations            (442)
                                       ---------
   Net change in unrealized
     appreciation/depreciation           (99,509)
                                       ---------
Net Loss                                (662,640)
                                       ---------
Net Decrease in Net Assets
   from Operations                     $(703,229)
                                       ---------


See notes to financial statements.

Statements of Changes in Net Assets


                                (UNAUDITED)
                                SIX MONTHS
                                   ENDED          YEAR ENDED
INCREASE (DECREASE)             FEBRUARY 28,      AUGUST 31,
IN NET ASSETS:                      2002             2001
----------------------------------------------------------------
OPERATIONS:
Net investment loss             $  (40,589)      $  (36,838)
Net realized loss on
   investments and foreign
   currency transactions          (563,131)      (1,895,178)
Net change in unrealized
   appreciation/depreciation
   on investments and
   foreign currency
   translations                    (99,509)        (987,261)
                                ----------       ----------
Net Decrease from
   Operations                     (703,229)      (2,919,277)
                                ----------       ----------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                 4,023,281        5,193,995
   Redemptions                  (4,136,138)      (7,183,466)
                                ----------       ----------
     Net Decrease                 (112,857)      (1,989,471)
                                ----------       ----------
Class B:
   Subscriptions                   608,527        1,614,447
   Redemptions                    (776,329)      (1,820,548)
                                ----------       ----------
     Net Decrease                 (167,802)        (206,101)
                                ----------       ----------
Class C:
   Subscriptions                   821,398          317,598
   Redemptions                    (856,478)        (358,892)
                                ----------       ----------
     Net Decrease                  (35,080)         (41,294)
                                ----------       ----------
Class Z:
   Subscriptions                 4,754,276        2,119,287
   Redemptions                  (4,777,862)      (2,130,808)
                                ----------       ----------
     Net Decrease                  (23,586)         (11,521)
                                ----------       ----------
Net Decrease from Share
   Transactions                   (339,325)      (2,248,387)
                                ----------       ----------
Total Decrease in Net
   Assets                       (1,042,554)      (5,167,664)
NET ASSETS:
Beginning of period              8,218,169       13,385,833
                                ----------       ----------
End of period (including
   accumulated net
   investment loss of
   $(47,284) and $(6,695),
   respectively)                $7,175,615       $8,218,169
                                ----------       ----------
CHANGES IN SHARES:
Class A:
   Subscriptions                   469,604          532,827
   Redemptions                    (478,455)        (719,546)
                                  --------         --------
  Net Decrease                      (8,851)        (186,719)
                                  --------         --------
Class B:
   Subscriptions                    72,333          157,081
   Redemptions                     (91,478)        (180,325)
                                  --------         --------
  Net Decrease                     (19,145)         (23,244)
                                  --------         --------
Class C:
   Subscriptions                    96,741           30,124
   Redemptions                    (100,130)         (37,014)
                                  --------         --------
  Net Decrease                      (3,389)          (6,890)
                                  --------         --------
Class Z:
   Subscriptions                   564,749          232,475
   Redemptions                    (565,968)        (232,620)
                                  --------         --------
  Net Decrease                      (1,219)            (145)
                                  --------         --------


See notes to financial statements.

Notes to Financial Statements

February 28, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES


ORGANIZATION:

Liberty Newport Europe Fund (the "Fund"), a series of Liberty Funds Trust VII, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Trustees.

Forward currency contracts are valued based on the weighted value of the exchange-traded contracts with similar maturities.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies is translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service fees and Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class A, Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class A, Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At August 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

   YEAR OF      CAPITAL LOSS
 EXPIRATION     CARRYFORWARD
 ----------     ------------
    2009           $82,647

Expired capital loss carryforwards, if any, are recorded as a reduction to paid-in capital.

Additionally, $1,947,693 of net capital losses attributable to security transactions, occurring after October 31, 2000, is treated as arising on September 1, 2001, the first day of the Fund's current taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions include the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Newport Fund Management, Inc. (the "Advisor") is the investment advisor of the Fund and receives a monthly fee equal to 0.70% annually of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the six months ended February 28, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $94 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1 and $3,304 on Class A and Class B share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C average daily net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.10%, 0.75%, and 0.75% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The

Distributor has voluntarily agreed to waive the Class A share distribution fee in its entirety.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor and Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $4 of custody fees were reduced by balance credits for the six months ended February 28, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 28, 2002, purchases and sales of investments, other than short-term obligations, were $3,018,192 and $3,135,453, respectively.

Unrealized appreciation (depreciation) at February 28, 2002, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation     $ 501,000
   Gross unrealized depreciation      (924,987)
                                     ---------
   Net unrealized depreciation       $(423,987)
                                     ---------

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit during the six months ended February 28, 2002.

Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED     YEAR ENDED        PERIOD ENDED
                                                                 FEBRUARY 28,       AUGUST 31,         AUGUST 31,
CLASS A SHARES                                                       2002              2001              2000(A)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.41           $ 12.26             $10.33
                                                                    ------           -------             ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                              (0.04)            (0.01)             (0.03)
Net realized and unrealized gain (loss) on investments and
 foreign currency                                                    (0.83)            (2.84)              1.96
                                                                    ------           -------             ------
 Total from Investment Operations                                    (0.87)            (2.85)              1.93
                                                                    ------           -------             ------
NET ASSET VALUE, END OF PERIOD                                      $ 8.54           $  9.41             $12.26
                                                                    ------           -------             ------
Total return (c)(d)                                                  (9.25)%(e)       (23.25)%            18.68%(e)
                                                                    ------           -------             ------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                          1.75%(g)          1.75%              1.75%(g)
Net investment loss (f)                                              (0.88)%(g)        (0.14)%            (0.25)%(g)
Waiver/reimbursement                                                  1.72%(g)          1.25%              1.45%(g)
Portfolio turnover rate                                                 41%(e)            67%                24%(e)
Net assets, end of period (000's)                                   $5,209           $ 5,823             $9,874

(a) The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charges.

(d) Had the Advisor, Administrator and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED     YEAR ENDED        PERIOD ENDED
                                                                 FEBRUARY 28,       AUGUST 31,         AUGUST 31,
CLASS B SHARES                                                       2002              2001              2000(A)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.27           $ 12.17             $10.33
                                                                    ------           -------             ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                              (0.07)            (0.09)             (0.10)
Net realized and unrealized gain (loss) on investments and
 foreign currency                                                    (0.81)            (2.81)              1.94
                                                                    ------           -------             ------
 Total from Investment Operations                                    (0.88)            (2.90)              1.84
                                                                    ------           -------             ------
NET ASSET VALUE, END OF PERIOD                                      $ 8.39           $  9.27             $12.17
                                                                    ------           -------             ------
Total return (c)(d)                                                  (9.49)%(e)       (23.83)%            17.81%(e)
                                                                    ------           -------             ------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                          2.50%(g)          2.50%              2.50%(g)
Net investment loss (f)                                              (1.63)%(g)        (0.89)%            (1.00)%(g)
Waiver/reimbursement                                                  1.62%(g)          1.15%              1.45%(g)
Portfolio turnover rate                                                 41%(e)            67%                24%(e)
Net assets, end of period (000's)                                   $1,704           $ 2,062             $2,989

(a) The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.

(d) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED     YEAR ENDED        PERIOD ENDED
                                                                 FEBRUARY 28,       AUGUST 31,         AUGUST 31,
CLASS C SHARES                                                       2002              2001              2000(A)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 9.28           $ 12.19             $10.33
                                                                    ------           -------             ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                              (0.07)            (0.09)             (0.10)
Net realized and unrealized gain (loss) on investments and
 foreign currency                                                    (0.82)            (2.82)              1.96
                                                                    ------           -------             ------
 Total from Investment Operations                                    (0.89)            (2.91)              1.86
                                                                    ------           -------             ------
NET ASSET VALUE, END OF PERIOD                                      $ 8.39           $  9.28             $12.19
                                                                    ------           -------             ------
Total return (c)(d)                                                  (9.59)%(e)       (23.87)%            18.01%(e)
                                                                    ------           -------             ------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                                          2.50%(g)          2.50%              2.50%(g)
Net investment loss (f)                                              (1.63)%(g)        (0.89)%            (1.00)%(g)
Waiver/reimbursement                                                  1.62%(g)          1.15%              1.45%(g)
Portfolio turnover rate                                                 41%(e)            67%                24%(e)
Net assets, end of period (000's)                                   $  250           $   308             $  488

(a) The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charges.

(d) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                                                 (UNAUDITED)
                                                              SIX MONTHS ENDED     YEAR ENDED         PERIOD ENDED
                                                                FEBRUARY 28,       AUGUST 31,          AUGUST 31,
CLASS Z SHARES                                                      2002              2001              2000(A)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $ 9.09           $ 11.83             $ 10.33
                                                                   ------           -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                                     (0.03)             0.01                  --(c)
Net realized and unrealized gain (loss) on investments and
 foreign currency                                                   (0.78)            (2.75)               1.50
                                                                   ------           -------             -------
 Total from Investment Operations                                   (0.81)            (2.74)               1.50
                                                                   ------           -------             -------
NET ASSET VALUE, END OF PERIOD                                     $ 8.28           $  9.09             $ 11.83
                                                                   ------           -------             -------
Total return (d)(e)                                                 (8.91)%(f)       (23.16)%             14.52%(f)
                                                                   ------           -------             -------
RATIOS TO AVERAGE NET ASSETS:
Expenses (g)                                                         1.50%(h)          1.50%               1.50%(h)
Net investment income (loss)(g)                                     (0.63)%(h)         0.11%                 --%(h)(i)
Waiver/reimbursement                                                 1.62%(h)          1.15%               1.45%(h)
Portfolio turnover rate                                                41%(f)            67%                 24%(f)
Net assets, end of period (000's)                                  $   13           $    26             $    35

(a) The Fund commenced investment operations on November 1, 1999. The activity shown is from the effective date of registration (November 8, 1999) with the Securities and Exchange Commission.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Rounds to less than $0.01.

(d) Total return at net asset value assuming all distributions reinvested.

(e) Had the Advisor and Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(h) Annualized.

(i) Rounds to less than 0.01%.

Shareholder Meeting Results

On September 26, 2001, the Special Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 971,008 shares outstanding. The votes cast were as follows:


                                            % OF SHARES TO
                                                TOTAL          % OF SHARES TO
PROPOSAL 1. To approve a new                 OUTSTANDING        TOTAL SHARES
investment advisory agreement:     SHARES       SHARES              VOTED
------------------------------     ------       ------              -----
For                                700,576      72.15%             98.77%
Against                              1,483       0.15%              0.21%
Abstain                              7,229       0.75%              1.02%

Transfer Agent


Important Information About This Report
The Transfer Agent for Liberty Newport Europe Fund is:


Liberty Funds Services, Inc.
PO Box 8081
Boston, MA 02266-8081
800-345-6611

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Europe Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Semiannual Report:
Liberty Newport Europe Fund

Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom -- however you define it.


Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty Newport Europe Fund  Semiannual Report, February 28, 2002

[LOGO] LIBERTY FUNDS
A Member of Columbia Management Group

(Copyright) 2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621



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